Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Escrow Deposit	$ 1.5
Time Deposit pledged as collateral for borrowings	$ 7.5